Cash and cash equivalents (Details) kr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)
Cash and cash equivalents
Total cash and cash equivalents		kr 1,129,103		kr 960,221	kr 1,081,060	kr 860,635
Proceeds from loans | $	$ 100
Minimum cash balance to be retained | $			$ 100
DKK
Cash and cash equivalents
Total cash and cash equivalents		11,336		286,222
USD
Cash and cash equivalents
Total cash and cash equivalents		1,098,160		568,444
EUR
Cash and cash equivalents
Total cash and cash equivalents		kr 19,607		kr 105,555